REVERSE STOCK SPLIT (Details) (USD $)			1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2014 Subsequent Event [Member]	Mar. 06, 2014 Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares authorized	1,000,000,000	1,000,000,000		1,000,000,000
Common stock, par value per share	$ 0.0001	$ 0.0001		$ 0.0001
Stock split ratio			0.1